INCOME TAXES (Schedule of Significant Components of Deferred Income Tax Assets and Liabilities) (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax assets	$ 989,191	$ 1,431,615
Deferred income tax liability	(989,191)	(1,431,615)
Net deferred tax asset (liability)	0	0
Non-capital loss carry-forwards [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax assets	487,721	607,610
Lease liabilities [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax assets	501,470	824,005
Excess of carrying value over tax value of right-of-use assets [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax liability	(561,508)	(852,881)
Excess of carrying value over tax value of intangible assets [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax liability	(389,728)	(560,756)
Excess of carrying value over tax value of bonds payable [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax liability	(19,317)	(17,978)
Excess of carrying value over property and equipment [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax liability	$ (18,638)	$ 0